Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: April 10, 2025

Payment Date	4/15/2025
Collection Period Start	3/1/2025
Collection Period End	3/31/2025
Interest Period Start	3/17/2025
Interest Period End	4/14/2025

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Mar-24
Class A-2 Notes	$—	$—	$—	—	May-26
Class A-3 Notes	$401,324,343.15	$26,460,606.95	$374,863,736.20	0.789187	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$540,704,343.15	$26,460,606.95	$514,243,736.20

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$593,191,489.22	$564,114,405.29	0.377148
YSOC Amount	$49,095,944.69	$46,479,467.71
Adjusted Pool Balance	$544,095,544.53	$517,634,937.58
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	4.90000%	ACT/360	$—
Class A-2 Notes	$—	5.20000%	30/360	$—
Class A-3 Notes	$401,324,343.15	4.87000%	30/360	$1,628,707.96
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$540,704,343.15			$2,209,718.96

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$593,191,489.22	$564,114,405.29
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$544,095,544.53	$517,634,937.58
Number of Receivables Outstanding	40,023	39,114
Weighted Average Contract Rate	3.94%	3.94%
Weighted Average Remaining Term (months)	35.4	34.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,824,196.78
Principal Collections	$28,828,727.90
Liquidation Proceeds	$137,397.12
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$30,790,321.80
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$30,790,321.80

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$494,326.24	$494,326.24	$—	$—	$30,295,995.56
Interest - Class A-1 Notes	$—	$—	$—	$—	$30,295,995.56
Interest - Class A-2 Notes	$—	$—	$—	$—	$30,295,995.56
Interest - Class A-3 Notes	$1,628,707.96	$1,628,707.96	$—	$—	$28,667,287.60
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$28,275,777.60
First Allocation of Principal	$—	$—	$—	$—	$28,275,777.60
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$28,218,486.60
Second Allocation of Principal	$—	$—	$—	$—	$28,218,486.60
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$28,157,918.60
Third Allocation of Principal	$9,509,405.57	$9,509,405.57	$—	$—	$18,648,513.03
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,576,871.03
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,016,871.03
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,016,871.03
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,625,669.65
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,625,669.65
Remaining Funds to Certificates	$1,625,669.65	$1,625,669.65	$—	$—	$—
Total	$30,790,321.80	$30,790,321.80	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$49,095,944.69
Increase/(Decrease)	$(2,616,476.98)
Ending YSOC Amount	$46,479,467.71

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$544,095,544.53	$517,634,937.58
Note Balance	$540,704,343.15	$514,243,736.20
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	21	$248,356.03
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	143	$137,397.12
Monthly Net Losses (Liquidation Proceeds)			$110,958.91
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.38%
Second Preceding Collection Period			0.26%
Preceding Collection Period			(0.15)%
Current Collection Period			0.23%
Four-Month Average Net Loss Ratio			0.18%
Cumulative Net Losses for All Periods			$4,313,982.21
Cumulative Net Loss Ratio			0.29%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.30%	92	$1,685,630.42
60-89 Days Delinquent	0.12%	31	$684,870.74
90-119 Days Delinquent	0.08%	20	$427,136.58
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.50%	143	$2,797,637.74

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		6	$102,769.96
Total Repossessed Inventory		11	$251,451.30

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$1,112,007.32
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.21%
Second Preceding Collection Period			0.26%
Preceding Collection Period			0.21%
Current Collection Period			0.20%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.80	0.14%	38	0.10%